Financial instruments risks - Summary of Evolution of Total VaR (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Average
Value at risk [line items]
Total value at risk	$ 5,873,210	$ 2,735,590
Value at risk per interest rate	5,699,380	2,736,580
Value at risk per exchange rate	964,310	29,300
Minimum
Value at risk [line items]
Total value at risk	1,489,360	273,390
Value at risk per interest rate	1,477,680	257,730
Value at risk per exchange rate	4,680	3,590
Maximum
Value at risk [line items]
Total value at risk	15,431,650	9,720,950
Value at risk per interest rate	14,558,890	9,715,070
Value at risk per exchange rate	6,967,570	123,480
Closing
Value at risk [line items]
Total value at risk	4,138,310	3,907,740
Value at risk per interest rate	3,794,460	3,911,140
Value at risk per exchange rate	$ 862,530	$ 16,210